Earnings per share and shares outstanding (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic earnings
Net profit / (loss) attributable to shareholders		$ 1,392	$ 1,141	$ 1,382	$ 2,533	$ 2,948
Diluted earnings
Net profit / (loss) attributable to shareholders		1,392	1,141	1,382	2,533	2,948
Less: (profit) / loss on own equity derivative contracts		0	0	(1)	0	(2)
Net profit / (loss) attributable to shareholders for diluted EPS		$ 1,392	$ 1,141	$ 1,381	$ 2,533	$ 2,946
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	[1]	3,694,660,679	3,694,398,974	3,750,246,679	3,694,529,827	3,739,474,111
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding		95,817,338	106,745,967	99,757,026	101,297,249	114,179,416
Weighted average shares outstanding for diluted EPS		3,790,478,017	3,801,144,941	3,850,003,705	3,795,827,076	3,853,653,527
Earnings per share
Basic		$ 0.38	$ 0.31	$ 0.37	$ 0.69	$ 0.79
Diluted		$ 0.37	$ 0.3	$ 0.36	$ 0.67	$ 0.76
Shares outstanding
Shares issued		3,859,055,395	3,858,959,179	3,854,589,552	3,859,055,395	3,854,589,552
Treasury shares		199,121,101	145,878,663	125,469,362	199,121,101	125,469,362
Shares outstanding		3,659,934,294	3,713,080,516	3,729,120,190	3,659,934,294	3,729,120,190

[1]
The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.